Schedule of deferred tax liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Deferred Tax Liabilities
As at April 1	$ 21,561
Property, plant and equipment	(707)	21,243
Exchange differences	2,029	318
As at March 31	$ 22,883	$ 21,561